Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash, cash equivalents and restricted cash as of December 31, 2024 and December 31, 2023 are as follows (in thousands):

	December 31,	December 31,
	2024	2023
Cash and cash equivalents	$110,213	$100,331
Restricted cash, current	25,026	—
Restricted cash, non-current	—	25,462
Cash, cash equivalents and restricted cash	$135,239	$125,793